Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Stock Options (Details)	12 Months Ended
	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO	Oct. 18, 2019
Date of the CEO decision	Oct. 31, 2019
Excercise price | € / shares	€ 12.32
Valuation method used	Black & Scholes
Expected dividends	0.00%
Expected volatility	40.00%
Risk-free interest rate	0.00%
SO | Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO	Jul. 18, 2019
Date of the CEO decision	Jul. 18, 2019
Total number of SO subscribed	15,130
Total number of SO voided	0
Total number of SO definitively vested	0
Total number of SO remaining	15,130
Excercise price | € / shares	€ 13.99
Vesting period	From 07/18/2019 to 09/16/2022
Exercise period	From 09/17/2022 to 09/17/2029
Fair value | € / shares	€ 4.59
Valuation method used	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 17.06
Expected dividends	0.00%
Expected volatility	40.16%
Risk-free interest rate	0.00%
Turnover rate	0.00%
SO | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO	Jul. 18, 2019
Date of the CEO decision	Jul. 18, 2019
Total number of SO subscribed	92,750
Total number of SO voided	1,780
Total number of SO definitively vested	0
Total number of SO remaining	90,970
Excercise price | € / shares	€ 13.99
Vesting period	From 07/18/2019 to 09/16/2022
Exercise period	From 09/17/2022 to 09/17/2029
Fair value | € / shares	€ 4.59
Valuation method used	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 17.06
Expected dividends	0.00%
Expected volatility	40.16%
Risk-free interest rate	0.00%
Turnover rate	0.00%
SO 1 et 2 2017 | Employees and Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting			Jun. 16, 2017
Date of the decision and delegation of the Board of Directors to the CEO			Nov. 21, 2017
Date of the CEO decision			Dec. 06, 2017
Total number of SO subscribed			96,250
Total number of SO voided			21,577
Total number of SO definitively vested			0
Total number of SO remaining			74,673
Excercise price | € / shares			€ 17.91
Vesting period			From 12/06/2017 to 12/31/2020
Exercise period			From 01/01/2021to 12/31/2027
Fair value | € / shares			€ 9.32
Valuation method used			Monte Carlo
Price of the share at the time of allocation | € / shares			€ 21.95
Expected dividends			0.00%
Expected volatility			53.70%
Risk-free interest rate			0.00%
Turnover rate			15.00%
SO US 2017 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting			Jun. 16, 2017
Date of the decision and delegation of the Board of Directors to the CEO			Nov. 21, 2017
Date of the CEO decision			Dec. 06, 2017
Total number of SO subscribed			13,000
Total number of SO voided			13,000
Total number of SO definitively vested			0
Total number of SO remaining			0
Excercise price | € / shares			€ 22.54
Vesting period			From 12/06/2017 to 12/31/2020
Exercise period			From 01/01/2021to 12/31/2027
Fair value | € / shares			€ 9.32
Valuation method used			Monte Carlo
Price of the share at the time of allocation | € / shares			€ 21.95
Expected dividends			0.00%
Expected volatility			53.70%
Risk-free interest rate			0.00%
Turnover rate			15.00%
SO US 1 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO	Jul. 18, 2019
Date of the CEO decision	Jul. 18, 2019
Total number of SO subscribed	30,620
Total number of SO voided	0
Total number of SO definitively vested	0
Total number of SO remaining	30,620
Excercise price | € / shares	€ 16.9
Vesting period	From 07/18/2019 to 09/16/2022
Exercise period	From 09/17/2022 to 09/17/2029
Fair value | € / shares	€ 3.67
Valuation method used	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 17.06
Expected dividends	0.00%
Expected volatility	40.16%
Risk-free interest rate	0.00%
Turnover rate	0.00%
SO US 2016 | Employees and Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting				Jun. 21, 2016
Date of the Management Board meeting				Dec. 15, 2016
Total number of SO subscribed				62,875
Total number of SO voided				13,169
Total number of SO definitively vested				49,706
Total number of SO remaining				0
Excercise price | € / shares				€ 15.79
Vesting period				From 12/15/2016 to 12/15/2019
Exercise period				From 12/16/2019 to 12/16/2026
Fair value | € / shares				€ 10.3
Valuation method used				Monte Carlo
Price of the share at the time of allocation | € / shares				€ 20.79
Expected dividends				0.00%
Expected volatility				63.00%
Risk-free interest rate				0.00%
Turnover rate				15.00%
SO US 2 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Nov. 27, 2019
Date of the decision and delegation of the Board of Directors to the CEO	Nov. 27, 2019
Date of the CEO decision	Nov. 27, 2019
Total number of SO subscribed	13,350
Total number of SO voided	0
Total number of SO definitively vested	0
Total number of SO remaining	13,350
Excercise price | € / shares	€ 14.31
Vesting period	From 11/27/2019 to 01/16/2023
Exercise period	From 01/17/2023 to 01/17/2030
Fair value | € / shares	€ 3.23
Valuation method used	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 14.5
Expected dividends	0.00%
Expected volatility	40.00%
Risk-free interest rate	0.00%
Turnover rate	0.00%
SO US 2016 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting				Jun. 21, 2016
Date of the Management Board meeting				Dec. 15, 2016
Total number of SO subscribed				10,500
Total number of SO voided				10,500
Total number of SO definitively vested				0
Total number of SO remaining				0
Excercise price | € / shares				€ 21.12
Vesting period				From 12/15/2016 to 12/15/2019
Exercise period				From 12/16/2019 to 12/16/2026
Fair value | € / shares				€ 8.52
Valuation method used				Monte Carlo
Price of the share at the time of allocation | € / shares				€ 20.79
Expected dividends				0.00%
Expected volatility				63.00%
Risk-free interest rate				0.00%
Turnover rate				15.00%
SO 2018 | Employees and Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting		Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO		Nov. 07, 2018
Date of the CEO decision		Nov. 07, 2018
Total number of SO subscribed		122,000
Total number of SO voided		2,000
Total number of SO definitively vested		0
Total number of SO remaining		120,000
Excercise price | € / shares		€ 16.00
Vesting period		From 11/07/2018 to 12/31/2021
Exercise period		From 01/01/2022 to 12/31/2028
Fair value | € / shares		€ 9.32
Valuation method used		Monte Carlo
Price of the share at the time of allocation | € / shares		€ 22.12
Expected dividends		0.00%
Expected volatility		44.07%
Risk-free interest rate		0.00%
Turnover rate		15.00%
SO US 2018 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting		Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO		Nov. 07, 2018
Date of the CEO decision		Nov. 07, 2018
Total number of SO subscribed		17,500
Total number of SO voided		3,000
Total number of SO definitively vested		0
Total number of SO remaining		14,500
Excercise price | € / shares		€ 21.65
Vesting period		From 11/07/2018 to 12/31/2021
Exercise period		From 01/01/2022 to 12/31/2028
Fair value | € / shares		€ 6.9
Valuation method used		Monte Carlo
Price of the share at the time of allocation | € / shares		€ 22.12
Expected dividends		0.00%
Expected volatility		44.07%
Risk-free interest rate		0.00%
Turnover rate		15.00%